VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2017	2016
Cost	2,256,747	2,154,994
Accumulated depreciation	494,151	417,825
Vessels and equipment, net	1,762,596	1,737,169